Note 17 - Lease Liabilities and Other Loans - Finance Lease Liabilities and Other Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding		$ 8,601	$ 55,907
Lease liabilities [member]
Statement Line Items [Line Items]
Outstanding		7,800	12,003
Interest bearing loans [member]
Statement Line Items [Line Items]
Outstanding	[1]	$ 801	$ 43,904
Interest rate	[1]	4.00%
Maturity	[1]	January 2021 - July 2023

[1]	See Notes 18 and 19 for more information about a loan of US$42,247 thousand as of December 31, 2019.